Business combination (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Shareholders' equity		$ 212	$ (13,563)	$ (9,373)
SEALS Corp
Defined Benefit Plan Disclosure [Line Items]
Shareholders' equity	$ (645)	212
WISeKey Semiconductors SAS | SEALS Corp
Defined Benefit Plan Disclosure [Line Items]
Shareholders' equity		$ (188)